SHARE OPTIONS - Details of Share Options Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional disclosures
Total fair value of the equity awards vested	$ 281,000	$ 154,000	$ 4,000
Share-based compensation expense	$ 415,000	$ 340,000	1,382,000
2008 Plan | Share options
Options Number
Outstanding (in shares)	5,734,080	4,423,900
Exercisable (in shares)	5,734,080
Expected to vest (in shares)	0
Weighted-average exercise price per option
Outstanding (in dollars per share)	$ 0.36	$ 0.38
Exercisable (in dollars per share)	0.36
Expected to vest (in dollars per share)	$ 0
Weighted-average remaining contractual life (years)
Outstanding	7 years 11 months 12 days
Exercisable	7 years 11 months 12 days
Expected to vest (in years)	0 years
Average intrinsic value
Outstanding (in dollars)	$ 0.19
Exercisable (in dollars)	0.19
Expected to vest (in dollars)	0
Additional disclosures
Total intrinsic value of options exercised	$ 0	$ 0	$ 0
Weighted average grant date fair value of options (in dollars per share)	$ 0.21	$ 0.12	$ 0.05
Share-based compensation expense	$ 281,000	$ 154,000	$ 429,000
Unrecognized compensation cost	$ 0